Property and Equipment	3 Months Ended
Jul. 31, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT
5.
PROPERTY AND EQUIPMENT

The table below includes both property and equipment and right-of-use assets.

(in thousands)	Computer Hardware $	Furniture & Equipment $	Building $	Automobile $	Leasehold Improvements $	Lab Equipment $	WIP - Leasehold Improvements $	Total $
Cost:
Balance, April 30, 2025	281	45	16,174	291	336	6,255	110	23,492
Additions	136	1	—	126	—	626	125	1,014
Discontinued operations	(205)	(39)	(12,852)	—	(148)	(4,425)	—	(17,669)
Disposals	(15)	—	—	(32)	—	—	—	(47)
Foreign exchange	(8)	1	211	4	2	(182)	—	28
Balance, April 30, 2026	189	8	3,533	389	190	2,274	235	6,818
Additions	8	—	—	80	—	84	55	227
Disposals	—	—	—	(44)	—	—	—	(44)
Foreign exchange	2	—	—	3	—	3	—	8
Balance, July 31, 2026	199	8	3,533	428	190	2,361	290	7,009

Accumulated Depreciation:
Balance, April 30, 2025	223	14	3,911	87	170	3,325	—	7,730
Depreciation	50	6	286	72	54	686	—	1,154
Discontinued operations	(129)	(17)	(3,262)	—	(78)	(2,822)	—	(6,308)
Disposals	(15)	—	—	(32)	—	—	—	(47)
Foreign exchange	(11)	1	59	4	1	188	—	242
Balance, April 30, 2026	118	4	994	131	147	1,377	—	2,771
Depreciation	4	—	83	118	3	42	—	250
Disposals	—	—	—	(39)	—	—	—	(39)
Foreign exchange	9	—	(1)	(21)	6	37	—	30
Balance, July 31, 2026	131	4	1,076	189	156	1,456	—	3,012

Net Book Value:
April 30, 2026	71	4	2,539	258	43	897	235	4,047
July 31, 2026	68	4	2,457	239	34	905	290	3,997